INTANGIBLE ASSETS - Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	$ 5,966
Ending balance	5,807	$ 5,966
Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	7,650	8,163
Additions	241	239
Acquisitions through business combinations		11
Dispositions	(191)	(13)
Foreign currency translation	343	(750)
Ending balance	8,043	7,650
Accumulated amortization and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(1,684)	(1,232)
Amortization and impairment expense	(585)	(614)
Dispositions	106	12
Foreign currency translation	(73)	150
Ending balance	(2,236)	(1,684)
Water and sewage concession agreements
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	1,805
Ending balance	2,053	1,805
Water and sewage concession agreements | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	2,258	2,881
Additions	131	113
Acquisitions through business combinations		0
Dispositions	(1)	(1)
Foreign currency translation	283	(735)
Ending balance	2,671	2,258
Water and sewage concession agreements | Accumulated amortization and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(453)	(470)
Amortization and impairment expense	(109)	(108)
Dispositions	1	1
Foreign currency translation	(57)	124
Ending balance	(618)	(453)
Customer relationships
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	3,018
Ending balance	2,778	3,018
Customer relationships | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	3,621	3,621
Additions	0	0
Acquisitions through business combinations		0
Dispositions	(2)	0
Foreign currency translation	0	0
Ending balance	3,619	3,621
Customer relationships | Accumulated amortization and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(603)	(360)
Amortization and impairment expense	(238)	(243)
Dispositions	0	0
Foreign currency translation	0	0
Ending balance	(841)	(603)
Computer software and proprietary technology
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	561
Ending balance	418	561
Computer software and proprietary technology | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	1,029	993
Additions	40	61
Acquisitions through business combinations		11
Dispositions	(29)	(2)
Foreign currency translation	17	(34)
Ending balance	1,057	1,029
Computer software and proprietary technology | Accumulated amortization and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(468)	(293)
Amortization and impairment expense	(189)	(193)
Dispositions	26	1
Foreign currency translation	(8)	17
Ending balance	(639)	(468)
Brands and trademarks
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	205
Ending balance	189	205
Brands and trademarks | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	246	246
Additions	0	0
Acquisitions through business combinations		0
Dispositions	0	0
Foreign currency translation	0	0
Ending balance	246	246
Brands and trademarks | Accumulated amortization and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(41)	(24)
Amortization and impairment expense	(16)	(17)
Dispositions	0	0
Foreign currency translation	0	0
Ending balance	(57)	(41)
Other
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	377
Ending balance	369	377
Other | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	496	422
Additions	70	65
Acquisitions through business combinations		0
Dispositions	(159)	(10)
Foreign currency translation	43	19
Ending balance	450	496
Other | Accumulated amortization and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(119)	(85)
Amortization and impairment expense	(33)	(53)
Dispositions	79	10
Foreign currency translation	(8)	9
Ending balance	$ (81)	$ (119)